Derivative Financial Instruments - Narrative (Details) - Revelyst Business - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign currency translation gains (losses)	$ (79,000)	$ 239,000	$ (330,000)	$ 1,249,000	$ 0
Foreign currency forward contracts | Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount			0
Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 32,851,000		$ 4,064,000	$ 40,615,000
Minimum | Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Remaining maturity (in months)	12 months		12 months
Maximum | Foreign currency forward contracts | Cash Flow Hedging | Derivatives designated as cash flow hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Remaining maturity (in months)	15 months		15 months